13. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Lease	$ 0	$ 9,150	$ 12,000	$ 16,250	$ 0